INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE
Schedule of interest expense

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Interest on loans	13,057	18,371	20,017
Accrued interest on unrecognized tax benefits (Note 13)	200	457	576
Amortization of debt issuance costs	19	19	191
Interest to original shareholders of acquired subsidiaries	129	2,503	1,126
Interest on loans from third parties	2	2,567	4,757
Bank charges	342	672	1,340
Others	106	168	63
Total	13,855	24,757	28,070